Debentures	12 Months Ended
Dec. 31, 2023
Disclosure Of Detailed Information About Debentures [Abstract]
Debentures
23. Debentures
23.1 Details of debentures as of December 31, 2022 and 2023, are as follows:

	Interest rate (%) as of December 31, 2023	December 31, 2022		December 31, 2023
		(In millions of Korean won)
Debentures in Korean won
Structured debentures	4.25 ~ 8.62	￦	710	￦	90,640
Exchangeable bonds*	—		240,000		240,000
Subordinated fixed rate debentures	2.02 ~ 7.86		5,354,890		4,453,970
Fixed rate debentures	1.18 ~ 13.70		45,424,094		45,624,127
Floating rate debentures	3.51 ~ 6.17		5,455,000		5,410,000

			56,474,694		55,818,737

Fair value adjustments of fair value hedged debentures in Korean won			(249,629)		(141,073)
Less: Discount on debentures in Korean won			(29,166)		(29,670)
Less: Adjustment for exchange right of exchangeable bonds in Korean won			(8,435)		(5,104)

			56,187,464		55,642,890

Debentures in foreign currencies
Floating rate debentures	3.94 ~ 6.94		2,168,341		2,532,921
Fixed rate debentures	0.05 ~ 12.00		10,482,244		11,109,296

			12,650,585		13,642,217

Fair value adjustments of fair value hedged debentures in foreign currencies			(95,865)		(68,706)
Less: Discount on debentures in foreign currencies			(43,981)		(39,733)

			12,510,739		13,533,778

		￦	68,698,203	￦	69,176,668

*
Fair value of the liability component of exchangeable bonds is calculated by using market interest rate of bonds under the same conditions without the exchange right. The residual amount after deducting the liability component from the issuance amount, represents the value of the exchange right and is recorded in equity. Shares to be exchanged are 5 million treasury shares of KB Financial Group Inc. with the exchange price of ￦ 48,000. Exchange rights were fully exercised on February 14, 2024.

23.2 Changes in debentures based on par value for the years ended December 31, 2022 and 2023, are as follows:

	2022
	Beginning		Issue		Repayment		Others		Ending
	(In millions of Korean won)
Debentures in Korean won
Structured debentures	￦	910	￦	—	￦	(200)	￦	—	￦	710
Exchangeable bonds		240,000		—		—		—		240,000
Subordinated fixed rate debentures		6,241,957		286,000		(1,173,067)		—		5,354,890
Fixed rate debentures		44,124,235		96,782,415		(95,482,556)		—		45,424,094
Floating rate debentures		6,893,782		5,350,000		(6,788,782)		—		5,455,000

		57,500,884		102,418,415		(103,444,605)		—		56,474,694

Debentures in foreign currencies
Floating rate debentures		2,749,174		1,286,016		(2,072,615)		205,766		2,168,341
Fixed rate debentures		7,312,966		3,940,693		(1,113,993)		342,578		10,482,244

		10,062,140		5,226,709		(3,186,608)		548,344		12,650,585

	￦	67,563,024	￦	107,645,124	￦	(106,631,213)	￦	548,344	￦	69,125,279

	2023
	Beginning		Issue		Repayment		Others		Ending
	(In millions of Korean won)
Debentures in Korean won
Structured debentures	￦	710	￦	90,000	￦	(70)	￦	—	￦	90,640
Exchangeable bonds		240,000		—		—		—		240,000
Subordinated fixed rate debentures		5,354,890		—		(900,920)		—		4,453,970
Fixed rate debentures		45,424,094		74,530,666		(74,330,633)		—		45,624,127
Floating rate debentures		5,455,000		4,470,000		(4,515,000)		—		5,410,000

		56,474,694		79,090,666		(79,746,623)		—		55,818,737

Debentures in foreign currencies
Floating rate debentures		2,168,341		1,673,645		(1,349,020)		39,955		2,532,921
Fixed rate debentures		10,482,244		2,963,436		(2,587,629)		251,245		11,109,296

		12,650,585		4,637,081		(3,936,649)		291,200		13,642,217

	￦	69,125,279	￦	83,727,747	￦	(83,683,272)	￦	291,200	￦	69,460,954